Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)				3 Months Ended
	Aug. 14, 2020	Aug. 11, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2020
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering unit (in Shares) (in Shares)			410,000		120,800,000
Shares Issued Price Per Share (in Dollars per share) (in Dollars per share)			$ 10.00	$ 10.00	$ 10.00
Gross Proceeds					$ 120,750,000
Description of business acquisition			The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”).		The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
Percentage held trust account			80.00%
Business Combination of voting percentage			50.00%	50.00%	50.00%
Redeem Share Percentage			100.00%		100.00%
Interest to pay				$ 100,000	$ 100,000
Share Price (in Dollars per share) (in Dollars per share)			$ 10.00	$ 10.00	$ 10.00
Trust account, description			(i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).		(i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Operating bank account				$ 120,800,000	$ 120,800,000
Proceeds from sponsor					$ 200,000
Limited Liability Company (LLC) or Limited Partnership (LP), Business Combination Accounting Treatment			$10.00
IPO [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial offering period		The registration statement for the Company’s Initial Public Offering became effective on August 11, 2020.
Initial public offering unit (in Shares) (in Shares)	12,075,000
Issuance of share (in Shares)	1,575,000
Shares Issued Price Per Share (in Dollars per share) (in Dollars per share)	$ 10.00
Gross Proceeds	$ 120,800,000
Offering costs	7,100,000
Deferred underwriting commissions	$ 4,200,000
Percentage held trust account					80.00%
Property plant and equipment net			$ 5,000,001	$ 5,000,001	$ 5,000,001
Sale of stock (in Shares)	12,075,000
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering unit (in Shares) (in Shares)					441,500
Shares Issued Price Per Share (in Dollars per share) (in Dollars per share)			$ 10.00	$ 10.00	$ 10.00
Gross Proceeds					$ 4,400,000
Liquidity and capital resources [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Operating bank account				$ 1,400,000	1,400,000
Working Capital				1,100,000	1,100,000
Cash Equivalents Carrying Value				$ 120,800,000	120,800,000
Capital contribution purchase					25,000
Proceeds from sponsor					$ 200,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering unit (in Shares) (in Shares)			12,075,000		441,500
Gross Proceeds	$ 120,800,000
Sale of stock (in Shares)			441,500
Public Stockholders [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Public price per share (in Dollars per share) (in Dollars per share)			$ 10.00		$ 10.00
Common Class A [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering unit (in Shares) (in Shares)			10,500,000	441,500
Shares Issued Price Per Share (in Dollars per share) (in Dollars per share)			$ 10.00	$ 12.00	$ 12.00
Sale of stock (in Shares)			410,000